Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital and Reserves [abstract]
Schedule of Fair Value of the Class A & B Warrants Were Estimated

The fair value of the Class A & B Warrants were estimated using the following assumptions:

	December 18, 2025		December 31, 2025
	Class A	Class B	Class A	Class B
Exercise price	3.04	3.71	3.04	3.71
Share price	2.44	2.44	2.96	2.96
Acceleration right	33.54%	23.39%	45.3%	32.03%
Volatility	60%
Term (years)	3 years		2.96 years
Risk-free rate	3.50%		3.55%

Schedule of Stock Options

The following table shows the change in the Company’s stock options during the years ended December 31, 2025 and 2024:

	Year ended December 31, 2025		Year ended December 31, 2024
	Number of options (1) (’000s)	Weighted-average exercise price (1) (in C$)	Number of options (1) (’000s)	Weighted-average exercise price (1) (in C$)
Outstanding, start of the year	6,830	0.71	4,220	1.68
Granted	2,113	1.60	3,300	0.53
Exercised	(959)	1.00	-	-
Forfeited	-	-	(690)	0.75
Expired	-	-	-	-
Outstanding, end of the year	7,984	0.89	6,830	0.71
Exercisable, end of the year	4,427	0.72	2,595	0.81

(1)	Option amounts and exercise prices have been adjusted to reflect the effect of the 1.5:1 share consolidation that took place on November 3, 2025, unless otherwise noted

Schedule of Recognized Share-Based Compensation Expense

During the years ended December 31, 2025 and 2024 the Company recognized share-based compensation expense as follows:

	Year ended December 31,
	2025	2024
Share based compensation	$693	$459
Recognized in:
Operating expenses	92	36
General and administrative expenses	601	423
	$693	$459

Schedule of Fair Value and Assumptions for the Options Granted

The fair value and assumptions for the options granted during the years ended December 31, 2025 and 2024 were as follows:

Grant Date	Expected Life of Options	Share Price at Grant Date (in C$)	Exercise Price (1) (in C$)	Risk-free Interest Rate	Volatility	Black-Scholes Fair Value (1)
April 16, 2024	5 years	$0.54	$0.54	3.76%	0.76	$0.26
August 15, 2024	5 years	$0.33	$0.54	2.98%	0.74	$0.12
October 17, 2024	5 years	$0.42	$0.45	2.93%	0.75	$0.18
December 13, 2024	5 years	$0.42	$0.45	2.97%	0.75	$0.18
April 1, 2025	5 years	$0.62	$0.62	2.57%	0.76	$0.27
September 4, 2025	5 years	$1.80	$1.83	2.90%	0.72	$0.80

(1)	Exercise price and Black-Scholes fair value have been adjusted to reflect the effect of the 1.5:1 share consolidation that took place on November 3, 2025, unless otherwise noted

Schedule of Outstanding and Exercisable Stock Options

The following table provides information on outstanding and exercisable stock options at December 31, 2025:

Grant Date	Exercise price (1) (in C$)	Number of Options outstanding (1) (’000s)	Weighted-average remaining contractual life (years)	Number of Options exercisable (1),(2) (’000s)
November 10, 2022	0.77	2,627	1.9	2,626
April 16, 2024	0.54	2,578	3.3	1,389
August 15, 2024	0.54	133	3.6	45
October 17, 2024	0.45	533	3.8	133
December 13, 2024	0.45	267	4.0	67
April 1, 2025	0.62	100	4.3	-
September 4, 2025	1.83	1,746	4.8	167
	0.89	7,984	3.2	4,427

(1)	Exercise price, number of options and Black-Scholes fair value have been adjusted to reflect the effect of the 1.5:1 share consolidation that took place on November 3, 2025, unless otherwise noted

(2)	Vesting terms range between 1 to 4 years

Schedule of Share Purchase Warrants

The following table shows the change in the Company’s share purchase warrants during the years ended December 31, 2025 and 2024.

	Number of share purchase warrants (1) (’000s)	Weighted-average exercise price (1) (in C$)	Weighted-average life remaining (years)
Outstanding, December 31, 2023	13,429	0.77	1.66
Expired	(9,429)	0.81	-
Outstanding, December 31, 2024	4,000	0.63	3.84
Outstanding, December 31, 2025	4,000	0.63	3.09

(1)	Number of warrants and weighted-average exercise price have been adjusted to reflect the effect of the 1.5:1 share consolidation that took place on November 3, 2025, unless otherwise noted

Schedule of Outstanding and Exercisable Share Purchase Warrants

The following table provides information on outstanding and exercisable share purchase warrants at December 31, 2025.

Expiry Date	Exercise price (in C$)	Number of warrants outstanding (’000s)	Weighted-average remaining contractual life (years)	Weighted-average fair value per warrants (in C$)
November 1, 2028	0.63	4,000	3.09	0.39

(1)	Exercise price, number of warrants and weighted-average fair value per warrant have been adjusted to reflect the effect of the 1.5:1 share consolidation that took place on November 3, 2025, unless otherwise noted